CONVERTIBLE NOTES (Details)		3 Months Ended	12 Months Ended
	Dec. 08, 2021 USD ($) D $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	May 29, 2020
Debt Instrument [Line Items]
Transaction costs related to debt	$ 10,534,127
Convertible Debt | PIPE Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 87,500,000		$ 1,000	$ 87,500,000
Stated interest rate percentage	7.00%				0.25%
Conversion ratio	83.333
Conversion price (in dollars per share) | $ / shares	$ 12.00
Debt instrument, repurchase price percentage	101.00%
Threshold percentage of stock price trigger	130.00%
Threshold trading days | D	20
Threshold consecutive trading days | D	30
Accrued interest		$ 1,531,000	$ 391,319
Transaction costs related to debt	$ 10,534,127
Debt issuance costs, amortization period		4 years 8 months 15 days	4 years 11 months 12 days